                                 March 13, 2007

VIA EDGAR LINK Securities and Exchange Commission 450 Fifth Street, N.W.
Washington, DC 20549

         Re:      American Skandia Advisor PlanSM NY
                  (File no. 33-44436)
                  American Skandia Advisor PlanSM II
                  (File no. 33-87010)
                  American Skandia Advisor PlanSM III
                  (File no. 333-96577)
                  American Skandia Apex
                  (File no. 333-49478)
                  American Skandia XTra CreditSM
                  (File no. 33-62793)
                  American Skandia XTra CreditSM FOUR
                  (File no. 333-50954)
                  American Skandia LifeVest
                  (File no. 33-62933)
                  American Skandia Protector
                  (File no. 333-26685)
                  Advisors Choice (2000)
                  (File no. 333-08853)
                  American Skandia Impact
                  (File no. 33-86866)
                  American Skandia LifeVest II
                  (File no. 333-71672)
                  American Skandia APEXSM II
                  (File no. 333-71654)
                  American Skandia XTra CreditSM SIX
                  (File no. 333-71834)
         ----------------------------------------

Dear Commissioners:

         On behalf of American Skandia Life Assurance Corporation and the
American Skandia Life Assurance Life Assurance Corporation Variable Account B
(the "Account"), we hereby submit pursuant to Rule 30b2-1(b) under the
Investment Company Act of 1940 (the "Act"), that American Skandia has transmitted to the contractholders of the above-referenced variable annuities the annual report of each applicable underlying fund, for the period ended
December 31, 2006. As indicated by the filing information set forth below, those annual reports were filed with the Commission, and we incorporate those filings by reference in this filing solely for purposes of meeting our obligations under
Rule 30b2-1.

In addition to information transmitted herewith, we incorporate by reference the annual reports with respect to the following underlying portfolios:

Filer/Entity:              American Skandia Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001209286-07-000057
Date of Filing:            03/12/2007

Filer/Entity:              Prudential Series Fund
Registration No.:          811-03623
CIK No.:                   0000711175
Accession No.:             0001193125-07-051163
Date of Filing:            03/12/2007

Filer/Entity:              Wells Fargo Variable Trust
Registration No.:          811-09255
CIK No.:                   0001081402
Accession No.:             0000935069-07-000459
Date of Filing:            03/02/07

Filer/Entity:              Evergreen Variable Annuity Trust /DE/
Registration No.:          811-08716
CIK No.:                   0000928754
Accession No.:             0001379491-07-000024
Date of Filing:            02/28/07

Filer/Entity:              AIM Variable Insurance Funds
Registration No.:          811-07452
CIK No.:                   0000896435
Accession No.:             0000950134-07-003966
Date of Filing:            02/23/07

Filer/Entity:              First Defined Portfolio Management Fund, LLC
Registration No.:          811-09235
CIK No.:                   0001076487
Accession No.:             0000935069-07-000651
Date of Filing:            03/12/2007

Filer/Entity:              Rydex Variable Trust
Registration No.:          811-08821
CIK No.:                   0001064046
Accession No.:             0000935069-07-000555
Date of Filing:            03/09/07

Filer/Entity:              ProFund VP
Registration No.:          811-08239
CIK No.:                   0001039803
Accession No.:             0001209286-07-000062
Date of Filing:            03/12/07

Filer/Entity:              Gartmore Variable Insurance Trust
Registration No.:          811-03213
CIK No.:                   0000353905
Accession No.:             0001193125-07-048074
Date of Filing:            03/07/07

If you have any questions regarding this filing, please contact me at (203)
944-5477.

                                   Sincerely,

                                 /s/Laura Kealey
                                  Laura Kealey
                        Vice President, Corporate Counsel

                                 March 13, 2007

VIA EDGAR LINK Securities and Exchange Commission 450 Fifth Street, N.W.
Washington, DC 20549

                  Re:
                  Stagecoach Advisor PlanSM III (File no. 333-96577) Stagecoach
                  APEXSM II (File no. 333-71654) Stagecoach XTra CreditSM SIX
                  (File no. 333-71834)
         ----------------------------------------

Dear Commissioners:

         On behalf of American Skandia Life Assurance Corporation and the
American Skandia Life Assurance Life Assurance Corporation Variable Account B
(the "Account"), we hereby submit pursuant to Rule 30b2-1(b) under the
Investment Company Act of 1940 (the "Act"), that American Skandia has transmitted to the contractholders of the above-referenced variable annuities the annual report of each applicable underlying fund, for the period ended
December 31, 2006. As indicated by the filing information set forth below, those annual reports were filed with the Commission, and we incorporate those filings by reference in this filing solely for purposes of meeting our obligations under
Rule 30b2-1.

In addition to information transmitted herewith, we incorporate by reference the annual reports with respect to the following underlying portfolios:

Filer/Entity:              American Skandia Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001209286-07-000057
Date of Filing:            03/12/2007

Filer/Entity:              Prudential Series Fund
Registration No.:          811-03623
CIK No.:                   0000711175
Accession No.:             0001193125-07-051163
Date of Filing:            03/12/2007

Filer/Entity:              Wells Fargo Variable Trust
Registration No.:          811-09255
CIK No.:                     0001081402
Accession No.:             0000935069-07*000459
Date of Filing:            03/02/07

Filer/Entity:              Evergreen Variable Annuity Trust /DE/
Registration No.:          811-08716
CIK No.:                   0000928754
Accession No.:             0001379491-07-000024
Date of Filing:            02/28/07

Filer/Entity:              AIM Variable Insurance Funds
Registration No.:          811-07452
CIK No.:                   0000896435
Accession No.:             0000950134-07-003966
Date of Filing:            02/23/07

Filer/Entity:              First Defined Portfolio Management Fund, LLC
Registration No.:          811-09235
CIK No.:                   0001076487
Accession No.:             0000935069-06-002549
Date of Filing:            03/12/2007

Filer/Entity:              ProFund VP
Registration No.:          811-08239
CIK No.:                   0001039803
Accession No.:             00011209286-07-000062
Date of Filing:            03/12/07

Filer/Entity:              Gartmore Variable Insurance Trust
Registration No.:          811-03213
CIK No.:                   0000353905
Accession No.:             0001193125-07-048074
Date of Filing:            03/07/07

If you have any questions regarding this filing, please contact me at (203)
944-5477.

Sincerely,

/s/Laura Kealey
Laura Kealey
Vice President, Corporate Counsel

                                 March 13, 2007

VIA EDGAR LINK Securities and Exchange Commission 450 Fifth Street, N.W.
Washington, DC 20549

            Re:
            OptimumSM
            File no. 333-96577)
            Optimum Four SM
            (File no. 333-71654)
            Optimum Plus SM
             (File no. 333-71834)
----------------------------------------

Dear Commissioners:

         On behalf of American Skandia Life Assurance Corporation and the
American Skandia Life Assurance Life Assurance Corporation Variable Account B
(the "Account"), we hereby submit pursuant to Rule 30b2-1(b) under the
Investment Company Act of 1940 (the "Act"), that American Skandia has transmitted to the contractholders of the above-referenced variable annuities the annual report of each applicable underlying fund, for the period ended
December 31, 2006. As indicated by the filing information set forth below, those annual reports were filed with the Commission, and we incorporate those filings by reference in this filing solely for purposes of meeting our obligations under
Rule 30b2-1.

In addition to information transmitted herewith, we incorporate by reference the annual reports with respect to the following underlying portfolios:

Filer/Entity           American Skandia Trust
Registration No.       811-05186
CIK No.                0000814679
Accession No.          0001209286-07-000057
Date of Filing         03/12/2007

Filer/Entity           Evergreen Variable Annuity Trust /DE/
Registration No.       811-08716
CIK No.                0000928754
Accession No           0001379491-07-000024
Date of Filing         02/28/07

If you have any questions regarding this filing, please contact me at (203)
944-5477.

Sincerely,

/s/Laura Kealey
Laura Kealey
Vice President, Corporate Counsel

                                 March 13, 2007

VIA EDGAR LINK Securities and Exchange Commission 450 Fifth Street, N.W.
Washington, DC 20549

         Re:      Stagecoach Variable Annuity Plus
                  (File no. 33-59993)
                  Stagecoach Extra Credit Variable Annuity
                  (File no. 33-62793)
                  Stagecoach Variable Annuity Flex
                  (File no. 33-62933)
                  Stagecoach Apex
                  (File no. 333-68714)
         ----------------------------------

Dear Commissioners:

         On behalf of American Skandia Life Assurance Corporation and the
American Skandia Life Assurance Life Assurance Corporation Variable Account B
(the "Account"), we hereby submit pursuant to Rule 30b2-1(b) under the
Investment Company Act of 1940 (the "Act"), that American Skandia has transmitted to the contractholders of the above-referenced variable annuities the annual report of each applicable underlying fund, for the period ended
December 31, 2006. As indicated by the filing information set forth below, those annual reports were filed with the Commission, and we incorporate those filings by reference in this filing solely for purposes of meeting our obligations under
Rule 30b2-1.

In addition to information transmitted herewith, we incorporate by reference the annual reports with respect to the following underlying portfolios:

Filer/Entity:              American Skandia Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001209286-07-000057
Date of Filing:            03/13/2007

Filer/Entity:              Wells Fargo Variable Trust
Registration No.:          811-09255
CIK No.:                   0001081402
Accession No.:             0000935069-07-000459
Date of Filing:            03/02/07

Filer/Entity:              AIM Variable Insurance Funds
Registration No.:          811-07452
CIK No.:                   0000896435
Accession No.:             0000950134-07-003966
Date of Filing:            02/23/07

Filer/Entity:              Gartmore Variable Insurance Trust
Registration No.:          811-03213
CIK No.:                   0000353905
Accession No.:             0001193125-07-048074
Date of Filing:            03/07/07

If you have any questions regarding this filing, please contact me at (203)
944-5477.

                                   Sincerely,

/s/Laura Kealey
Laura Kealey
Vice President, Corporate Counsel

                                 March 13, 2007

VIA EDGAR LINK Securities and Exchange Commission 450 Fifth Street, N.W.
Washington, DC 20549

         Re:      American Skandia Advisor PlanSM II Premier
                  (File no. 33-87010)
                  American Skandia XTra CreditSM Premier
                  (File no. 33-62793)
                  American Skandia XTra CreditSM FOUR Premier
                  (File no. 333-50954)
                  American Skandia LifeVest Premier
                  (File no. 33-62933)
                  American Skandia LifeVestII Premier
                  (File no. 333-71672)
         ----------------------------------------

Dear Commissioners:

         On behalf of American Skandia Life Assurance Corporation and the
American Skandia Life Assurance Life Assurance Corporation Variable Account B
(the "Account"), we hereby submit pursuant to Rule 30b2-1(b) under the
Investment Company Act of 1940 (the "Act"), that American Skandia has transmitted to the contractholders of the above-referenced variable annuities the annual report of each applicable underlying fund, for the period ended
December 31, 2006. As indicated by the filing information set forth below, those annual reports were filed with the Commission, and we incorporate those filings by reference in this filing solely for purposes of meeting our obligations under
Rule 30b2-1.

In addition to information transmitted herewith, we incorporate by reference the annual reports with respect to the following underlying portfolios:

Filer/Entity:              American Skandia Trust
Registration No.:          811-05186
CIK No.:                   0001209286-07-000057
Date of Filing:            03/12/2007

Filer/Entity:              Prudential Series Fund
Registration No.:          811-03623
CIK No.:                   0000711175
Accession No.:             0001193125-07-051163
Date of Filing:            03/12/2007

Filer/Entity:              Wells Fargo Variable Trust
Registration No.:          811-09255
CIK No.:                   0001081402
Accession No.:             0000935069-07-000459
Date of Filing:            03/02/07

Filer/Entity:              Evergreen Variable Annuity Trust /DE/
Registration No.:          811-08716
CIK No.:                   0000928754
Accession No.:             0001379491-07-000024
Date of Filing:            02/28/07

Filer/Entity:              AIM Variable Insurance Funds
Registration No.:          811-07452
CIK No.:                   0000896435
Accession No.:             0000950134-07-003966
Date of Filing:            02/23/07

Filer/Entity:              First Defined Portfolio Management Fund, LLC
Registration No.:          811-09235
CIK No.:                   0001076487
Accession No.:             0000935069-07-000651
Date of Filing:            03/12/2007

Filer/Entity:              Rydex Variable Trust
Registration No.:          811-08821
CIK No.:                   0001064046
Accession No.:             0000935069-06-002570
Date of Filing:            09/07/06

Filer/Entity:              ProFund VP
Registration No.:          811-08239
CIK No.:                   0001039803
Accession No.:             00011209286-07-000062
Date of Filing:            03/12/07

Filer/Entity:              Gartmore Variable Insurance Trust
Registration No.:          811-03213
CIK No.:                   0000353905
Accession No.:             0001193125-07-048074
Date of Filing:            03/07/07

If you have any questions regarding this filing, please contact me at (203)
944-5477.

                                   Sincerely,

                                /s/Laura Kealey
                                  Laura Kealey
                        Vice President, Corporate Counsel

                                 March 13, 2007

VIA EDGAR LINK Securities and Exchange Commission 450 Fifth Street, N.W.
Washington, DC 20549

         Re:      Evergreen Skandia Harvester Variable Annuity
                  (File no. 33-87010)
                  Evergreen Skandia Harvester XTra Credit
                  (File no. 33-62793)
         ----------------------------------------

Dear Commissioners:

         On behalf of American Skandia Life Assurance Corporation and the
American Skandia Life Assurance Life Assurance Corporation Variable Account B
(the "Account"), we hereby submit pursuant to Rule 30b2-1(b) under the
Investment Company Act of 1940 (the "Act"), that American Skandia has transmitted to the contractholders of the above-referenced variable annuities the annual report of each applicable underlying fund, for the period ended
December 31, 2006. As indicated by the filing information set forth below, those annual reports were filed with the Commission, and we incorporate those filings by reference in this filing solely for purposes of meeting our obligations under
Rule 30b2-1.

In addition to information transmitted herewith, we incorporate by reference the annual reports with respect to the following underlying portfolios:

Filer/Entity:              American Skandia Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001209286-07-000057
Date of Filing:            03/12/07

Filer/Entity:              Evergreen Variable Annuity Trust /DE/
Registration No.:          811-08716
CIK No.:                   0000928754
Accession No.:             0001379491-07-000024
Date of Filing:            02/28/07

Filer/Entity:              Davis Variable Account Fund Inc
Registration No.:          811-09293
CIK No.:                   0001084060
Accession No.:             0001084060-07-000002
Date of Filing:            02/26/07

Filer/Entity:              AIM Variable Insurance Funds
Registration No.:          811-07452
CIK No.:                   0000896435
Accession No.:             0000950134-07-0039667
Date of Filing:            02/23/07

If you have any questions regarding this filing, please contact me at (203)
944-5477.

                                   Sincerely,

                                 /s/Laura Kealey
                                  Laura Kealey
                        Vice President, Corporate Counsel

                                 March 13, 2007

VIA EDGAR LINK Securities and Exchange Commission 450 Fifth Street, N.W.
Washington, DC 20549

         Re:      Galaxy Variable Annuity
                  (File no. 33-88362)
         ----------------------------------------

Dear Commissioners:

         On behalf of American Skandia Life Assurance Corporation and the
American Skandia Life Assurance Life Assurance Corporation Variable Account B
(the "Account"), we hereby submit pursuant to Rule 30b2-1(b) under the
Investment Company Act of 1940 (the "Act"), that American Skandia has transmitted to the contractholders of the above-referenced variable annuities the annual report of each applicable underlying fund, for the period ended
December 31, 2006. As indicated by the filing information set forth below, those annual reports were filed with the Commission, and we incorporate those filings by reference in this filing solely for purposes of meeting our obligations under
Rule 30b2-1.

In addition to information transmitted herewith, we incorporate by reference the annual reports with respect to the following underlying portfolios:

Filer/Entity:              Columbia Funds Variable Investment Trust
Registration No.:          811-05199
CIK No.:                   0000815425
Accession No.:             0001104659-07-017090
Date of Filing:            03/07/07

Filer/Entity:              Columbia Funds Variable Investment Trust 1
Registration No.:          811-08481
CIK No.:                   0001049787
Accession No.:             0001104659-07-017114
Date of Filing:            03/07/07

Filer/Entity:              American Skandia Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001209286-07-000057
Date of Filing:            03/12/07

Filer/Entity:              Gartmore Variable Insurance Trust
Registration No.:          811-03213
CIK No.:                   0000353905
Accession No.:             0001193125-07-048-074
Date of Filing:            03/07/07

If you have any questions regarding this filing, please contact me at (203)
944-5477.

                                   Sincerely,

                                 /s/Laura Kealey
                                  Laura Kealey
                        Vice President, Corporate Counsel

                                 March 13, 2007

VIA EDGAR LINK Securities and Exchange Commission 450 Fifth Street, N.W.
Washington, DC 20549

         Re:      Defined Investments Annuity
                  (File no. 33-86866)
         ----------------------------------------

Dear Commissioners:

         On behalf of American Skandia Life Assurance Corporation and the
American Skandia Life Assurance Life Assurance Corporation Variable Account B
(the "Account"), we hereby submit pursuant to Rule 30b2-1(b) under the
Investment Company Act of 1940 (the "Act"), that American Skandia has transmitted to the contractholders of the above-referenced variable annuities the annual report of each applicable underlying fund, for the period ended
December 31, 2006. As indicated by the filing information set forth below, those annual reports were filed with the Commission, and we incorporate those filings by reference in this filing solely for purposes of meeting our obligations under
Rule 30b2-1.

In addition to information transmitted herewith, we incorporate by reference the annual reports with respect to the following underlying portfolios:

Filer/Entity:              First Defined Portfolio Management Fund, LLC
Registration No.:          811-09235
CIK No.:                   0001076487
Accession No.:             0000935069-07-000651
Date of Filing:            03/12/07

Filer/Entity:              American Skandia Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001209286-07-000057
Date of Filing:            03/12/07

If you have any questions regarding this filing, please contact me at (203)
944-5477.

                                   Sincerely,

                                 /s/Laura Kealey
                                  Laura Kealey
                        Vice President, Corporate Counsel

                                 March 13, 2007

VIA EDGAR LINK Securities and Exchange Commission 450 Fifth Street, N.W.
Washington, DC 20549

         Re:      American Skandia variable adjustable immediate annuity
                  (File no. 333-91629)
                  American Skandia variable adjustable immediate annuity with optional guarantee (File no. 333-91633 American Skandia
                  variable adjustable immediate annuity (File no. 333-93775)

Dear Commissioners:

         On behalf of American Skandia Life Assurance Corporation and the
American Skandia Life Assurance Life Assurance Corporation Variable Account B
(the "Account"), we hereby submit pursuant to Rule 30b2-1(b) under the
Investment Company Act of 1940 (the "Act"), that American Skandia has transmitted to the contractholders of the above-referenced variable annuities the annual report of each applicable underlying fund, for the period ended
December 31, 2006. As indicated by the filing information set forth below, those annual reports were filed with the Commission, and we incorporate those filings by reference in this filing solely for purposes of meeting our obligations under
Rule 30b2-1.

In addition to information transmitted herewith, we incorporate by reference the annual reports with respect to the following underlying portfolios:

Filer/Entity:              American Skandia Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001209286-07-000057
Date of Filing:            03/12/07

Filer/Entity:              Prudential Series Fund
Registration No.:          811-03623
CIK No.:                   0000711175
Accession No.:             0001193125-07-051163
Date of Filing:            03/12/07

Filer/Entity:              Wells Fargo Variable Trust
Registration No.:          811-09255
CIK No.:                   0001081402
Accession No.:             0000935069-07-0004592
Date of Filing:            03/02/07

Filer/Entity:              Evergreen Variable Annuity Trust /DE/
Registration No.:          811-08716
CIK No.:                   0000928754
Accession No.:             0001379491-07-000024
Date of Filing:            02/28/07

Filer/Entity:              AIM Variable Insurance Funds
Registration No.:          811-07452
CIK No.:                   0000896435
Accession No.:             0000950134-07-003966
Date of Filing:            02/23/07

Filer/Entity:              First Defined Portfolio Management Fund, LLC
Registration No.:          811-09235
CIK No.:                   0001076487
Accession No.:             0000935069-07-000651
Date of Filing:            03/12/07

Filer/Entity:              Rydex Variable Trust
Registration No.:          811-08821
CIK No.:                   0001064046
Accession No.:             0000935069-07-000555
Date of Filing:            03/09/07

Filer/Entity:              ProFund VP
Registration No.:          811-08239
CIK No.:                   0001039803
Accession No.:             00011209286-07-000062
Date of Filing:            03/12/07

Filer/Entity:              Gartmore Variable Insurance Trust
Registration No.:          811-03213
CIK No.:                    0000353905
Accession No.:             0001193125-07-048074
Date of Filing:            03/07/07

If you have any questions regarding this filing, please contact me at (203)
944-5477.

                                   Sincerely,

                                 /s/Laura Kealey
                                  Laura Kealey
                        Vice President, Corporate Counsel